Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 62,109	$ 57,272
Accounts receivable, net	14,889	7,059
Accrued income	15,791	13,134
Prepaid expenses and other current assets	10,964	8,541
Bunkers and lubricant oils	8,008	6,937
Insurance recoverable	376	855
Total current assets	112,137	93,798
Non-current assets
Vessels under construction		150,492
Property, plant and equipment, net	1,611	194
Total non-current assets	1,741,750	1,631,045
Total assets	1,853,887	1,724,843
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	81,559	78,464
Senior unsecured bond		25,000
Accounts payable	8,071	6,388
Accrued expenses and other liabilities	12,478	11,377
Accrued interest	3,500	2,932
Deferred income	4,824	3,522
Total current liabilities	110,432	127,683
Non-current Liabilities
Secured term loan facilities, net of current portion and deferred financing costs	681,658	540,680
Senior unsecured bond, net of deferred financing costs	98,584	100,000
Total non-current liabilities	780,242	640,680
Total Liabilities	890,674	768,363
Commitments and contingencies (see note 12)
Stockholders' equity
Common stock-$.01 par value per share; 400,000,000 shares authorized; 55,529,762 shares issued and outstanding, (2016: 55,436,087)	555	554
Additional paid-in capital	589,436	588,024
Accumulated other comprehensive loss	(277)	(287)
Retained earnings	373,499	368,189
Total stockholders' equity	963,213	956,480
Total liabilities and stockholders' equity	1,853,887	1,724,843
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,740,139	$ 1,480,359